Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 2,671	£ 3,290
Deferred tax liabilities	(23)	(23)
Analysis of net deferred tax assets
Deferred tax assets	2,671	3,290
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,174	2,767
Analysis of net deferred tax assets
Deferred tax assets	2,174	2,767
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	497	523
Analysis of net deferred tax assets
Deferred tax assets	497	523
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,168	2,052
Analysis of net deferred tax assets
Deferred tax assets	2,168	2,052
United Kiingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	818
Analysis of net deferred tax assets
Deferred tax assets	0	818
Other territories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	503	420
Analysis of net deferred tax assets
Deferred tax assets	£ 503	£ 420